Annual Total Returns- Vanguard Small-Cap Value Index Fund (Admiral) [BarChart] - Admiral - Vanguard Small-Cap Value Index Fund - Admiral Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	18.77%	36.58%	10.55%	(4.65%)	24.78%	11.80%	(12.23%)	22.76%	5.85%